FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fixed Assets
FIXED ASSETS
NOTE 6 – FIXED ASSETS

Fixed assets consist of the following:
	September 30, 2012	December 31, 2011
Website	$94,244	$91,743
Equipment	67,669	33,651
Furniture and fixtures	58,605	26,219
	220,518	151,613
Accumulated depreciation	(125,452)	(81,500)
TOTAL FIXED ASSETS	$95,066	$70,113

Depreciation expense for the nine months ended September 30, 2012 and 2011 was $43,952 and $41,133, respectively.

NOTE G – FIXED ASSETS

Fixed assets consist of the following:

	December 31,
	2011	2010
Website	$91,743	$65,791
Equipment	33,651	30,837
Furniture and fixtures	26,219	26,219
	151,613	122,847
Accumulated depreciation	(81,500)	(26,655)
TOTAL FIXED ASSETS	$70,113	$96,192

Depreciation expense for the years ended December 31, 2011 and 2010 was $54,845 and $22,783, respectively.